Debt and credit facilities (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 CNY
Short-term Debt [Line Items]
Interest expense	$ 260,000	$ 61,000	$ 2,082,000
Short-term bank loan guarantee fee	19,000
Interest rate on short-term bank loan	7.20%
Minimum interest rate on receivables financing facilities, due for repayment within 1 month	1.60%	1.80%
Maximum interest rate on receivables financing facilities, due for repayment within 1 month	1.70%	2.20%
Line of credit, maximum borrowing amount				50,000,000
Maturity	Sep. 25, 2014
Short-term bank loan	4,101,000			25,000,000
Receivables financing facilities, due for repayment within 1 month	2,633,000	6,230,000
Short-term loan	$ 6,734,000	$ 6,230,000